MERRILL LYNCH
                                                                  SPECIAL VALUE
                                                                  FUND, INC.


                               [GRAPHIC OMITTED]


                                                        STRATEGIC

                                                                  Performance


                                                                  Annual Report
                                                                  March 31, 1998

MERRILL LYNCH SPECIAL VALUE FUND, INC.

DEAR SHAREHOLDER

During the quarter ended March 31, 1998, Merrill Lynch Special Value Fund, Inc. significantly outperformed the unmanaged Russell 2000 Index. Total returns for the Fund's Class A, Class B, Class C and Class D Shares were +12.80%, +12.52%, +12.53% and +12.72%, respectively, compared to the total return of +10.06% for the Russell 2000 Index. (Fund results do not reflect sales charges; results would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3-5 of this report to shareholders.)

Overall, the Russell 2000 Index of small-capitalization stocks showed considerable strength in the March quarter. The only sector to post negative returns was the energy sector, where stock price declines early in the quarter were nearly erased late in the quarter on announced production cutbacks by the Organization of Petroleum Exporting Countries. The other economic sectors of the Russell 2000 all posted positive results for the March quarter, led by strength in the consumer discretionary, technology and transportation sectors. Merrill Lynch Special Value Fund, Inc.'s quarterly performance was helped by overweighted investments in the consumer discretionary and technology sectors and by underweighted investments in the poor-performing energy sector.

Relative to the Russell 2000 Index, the Fund entered the quarter with an underweighted position in energy stocks and closed the quarter with an overweighted position. Forcenergy, Inc. and Barrett Resources Corp. are two oil and gas exploration companies, trading at low multiples of cash flow, that we purchased during the March quarter. Fund sales in the quarter focused on technology stocks that had reached our price targets. For example, we eliminated Platinum Technology, Inc., a software provider, and reduced our position in Wang Laboratories, Inc., a computer integration company. In the consumer discretionary sector, we purchased a new holding in Callaway Golf Company. The company manufactures and markets precision-engineered golf clubs for both skilled and average players. Shares of Callaway Golf Company have been weak recently given adverse weather conditions in California and Florida. We anticipate share price improvement, based on new product demand and a return to more typical weather patterns.

Specific stocks that most benefited the Fund's quarterly investment results included WMS Industries, Inc. and Paxson Communications Corporation. Shares of WMS Industries, Inc., a manufacturer of video games and lottery devices, rallied sharply in anticipation of new products and the planned spin-off to shareholders of Midway Games, an interactive software publisher. Shares of Paxson Communications Corporation, a broadcast television network, rebounded sharply in the March quarter. Recent station acquisitions have drawn attention to the value of the company's broadcast properties and to the potential for increased cash flow from the launch of family-oriented programming later this year.

Fund performance in the March quarter was hindered by our investment in Physician Computer Network, Inc., a provider of healthcare information systems. Shares of Physician Computer Network declined abruptly following the announcement that March 1998 results would fall substantially below the range of analysts' estimates and that prior quarters' results would be restated. Because our investment rationale was based on results as previously reported and on unsustainable expectations looking forward, we eliminated the Fund's entire investment in Physician Computer Network.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

Fiscal Year in Review

For the 12 months ended March 31, 1998, Merrill Lynch Special Value Fund, Inc. performed in-line with the unmanaged benchmark Russell 2000 Index. Total returns for Class A, Class B, Class C and Class D Shares were +43.18%, +41.72%, +41.74% and +42.80%, respectively, compared to the +42.01% total return for the Russell 2000 Index.

Specific stocks that most benefited the Fund's 12-month investment performance included Platinum Technology, Inc., Landair Services, Inc. and Metromail Corp. Shares of Platinum Technology, Inc., a provider of distributed software solutions, were strong as revenue growth accelerated and the company announced a key strategic alliance with Intel Corporation. Meanwhile, Landair Services, Inc. shares continued to climb following repeated strong earnings reports and the announcement that a committee had been formed to consider breaking the company into two separate businesses. The company provides scheduled trucking services to air freight forwarders. Shares of Metromail Corp., a provider of consumer databases and marketing information, also appreciated sharply after the company received rival takeover offers from American Business Information, Inc. and Great Universal Stores PLC. We largely eliminated the Fund's position in Metromail Corp. following news of a "sweetened" bid from Great Universal Stores PLC.

In Conclusion

For the first three quarters of the Fund's fiscal year, small-capitalization stocks delivered strong profits growth. If consensus expectations for the March quarter are realized, it will mark one full year in which earnings growth for the Russell 2000 small-capitalization stocks has exceeded large-capitalization companies' earnings growth, as measured by composite earnings for the Standard & Poor's 500 Index. Although it is not possible to predict precisely when the period of large-capitalization outperformance will reverse, small-capitalization stock prices are likely to follow earnings over the long run.

We thank you for your continued investment in Merrill Lynch Special Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Daniel V. Szemis

Daniel V. Szemis
Senior Vice President and Portfolio Manager


May 4, 1998

Merrill Lynch Special Value Fund, Inc.      March 31, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                                     Ten Years/
                                                                    12 Month          3 Month      Since Inception
                                                                  Total Return     Total Return     Total Return
===========================================================================================================================
ML Special Value Fund, Inc. Class A Shares*                          +43.18%         +12.80%           +243.91%
---------------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class B Shares*                          +41.72          +12.52            +202.75
---------------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class C Shares*                          +41.74          +12.53            +104.63
---------------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class D Shares*                          +42.80          +12.72            +110.16
---------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index**                                                 +42.01          +10.06      +299.73/+278.46/+100.30
===========================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/inception dates are:
      Class A Shares, ten years ended 3/31/98; Class B Shares, 10/21/88; and Class C and Class D Shares, 10/21/94.
** An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates. Ten years/since inception total returns are for the ten years ended 3/31/98; from 10/21/88 to 3/31/98; and from 10/21/94 to 3/31/98, respectively.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

Total Return Based on a $10,000 Investment

Class A Shares

                              [LINE GRAPH OMITTED]

A line graph depicting the growth of an investment in the Fund's Class A Shares compared to growth of an investment in the Russell 2000 Index. Beginning and ending values are:

                                         3/88                 3/98
ML Special Value Fund, Inc.+--

Class A Shares*                         $ 9,475             $32,582

Russell 2000 Index++                    $10,000             $39,973


Class B Shares

                              [LINE GRAPH OMITTED]

A line graph depicting the growth of an investment in the Fund's Class B Shares compared to growth of an investment in the Russell 2000 Index. Beginning and ending values are:

                                       10/21/88**             3/98
ML Special Value Fund, Inc.+--

Class B Shares*                         $10,000             $30,275

Russell 2000 Index++                    $10,000             $37,847


Class C & Class D Shares

                              [LINE GRAPH OMITTED]

A line graph depicting the growth of an investment in the Fund's Class C and D Shares compared to growth of an investment in the Russell 2000 Index. Beginning and ending values are:

                                       10/21/94**            3/98
ML Special Value Fund, Inc.+--

Class C Shares*                         $10,000             $20,463

ML Special Value Fund, Inc.+--

Class D Shares*                         $ 9,475             $19,912

Russell 2000 Index                      $10,000             $20,029

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**  Commencement of operations.
+ ML Special Value Fund, Inc. invests in a diversified portfolio of securities, primarily common stocks, of relatively small companies which the Fund's management believes has special investment value, and emerging growth companies, regardless of size.
++ This unmanaged Index is comprised of common stocks of the bottom two-thirds of the largest 3,000 publicly traded companies domiciled in the United States.

    Past performance is not predictive of future performance.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

PERFORMANCE DATA (concluded)

Results of a $1,000 Investment Since Inception--Class A Shares

(5.25% sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

                            [MOUNTAIN CHART OMITTED]

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on May 5, 1978 to $7,611.08 on March 31, 1998.

Average Annual Total Return

                                      % Return Without    % Return With
                                        Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/98                         +43.18%          +35.67%
--------------------------------------------------------------------------------
Five Years Ended 3/31/98                   +19.92           +18.63
--------------------------------------------------------------------------------
Ten Years Ended 3/31/98                    +13.15           +12.54
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

                                         % Return          % Return
                                        Without CDSC       With CDSC**
================================================================================
Class B Shares*
--------------------------------------------------------------------------------
Year Ended 3/31/98                         +41.72%          +37.72%
--------------------------------------------------------------------------------
Five Years Ended 3/31/98                   +18.71           +18.71
--------------------------------------------------------------------------------
Inception (10/21/88) through 3/31/98       +12.45           +12.45
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                         % Return          % Return
                                        Without CDSC       With CDSC**
================================================================================
Class C Shares*
--------------------------------------------------------------------------------
Year Ended 3/31/98                         +41.74%          +40.74%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/98                            +23.13           +23.13
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                      % Return Without    % Return With
                                        Sales Charge       Sales Charge**
================================================================================
Class D Shares*
--------------------------------------------------------------------------------
Year Ended 3/31/98                         +42.80%          +35.30%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 3/31/98                            +24.09           +22.16
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

SCHEDULE OF INVESTMENTS

                             Shares                                                                        Value      Percent of
Sector*                       Held               Stocks                                   Cost           (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Auto & Transportation
------------------------------------------------------------------------------------------------------------------------------------
                             252,500     Air Express International Corp.           $    4,472,800    $    6,707,031       0.6%
                             431,300     Circle International Group, Inc.              11,191,474        11,429,450       1.0
                           1,676,400    +Envirosource, Inc.                             6,185,721         3,876,675       0.3
                             428,500    +Landair Services, Inc. (d)                     4,216,915        14,140,500       1.2
                             350,500     Meritor Automotive, Inc.                       7,707,445         9,310,156       0.8
                             745,000    +Miller Industries, Inc.                        7,231,255         5,447,813       0.4
                             434,800     Walbro Corp. (d)                               8,254,004         5,326,300       0.4
                                                                                   --------------    --------------     ------
                                                                                       49,259,614        56,237,925       4.7
------------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary
------------------------------------------------------------------------------------------------------------------------------------
                             507,000    +APAC Teleservices, Inc.                        6,926,423         6,559,313       0.5
                               1,317     Alfin, Inc. (Preferred)(a)                             0            24,259       0.0
                           1,121,700    +Au Bon Pain Company, Inc. (Class A)(d)         7,525,064         9,464,344       0.8
                             128,300    +Axiom, Inc.                                    1,501,780           801,875       0.1
                             434,500     J. Baker, Inc.                                 3,619,080         3,421,688       0.3
                              21,200    +Boise Cascade Office Products Corp.              366,710           402,800       0.0
                             371,000     Callaway Golf Company                         10,593,814        10,759,000       0.9
                              15,800    +The Cheesecake Factory                           355,500           526,338       0.0
                           1,135,000     Danka Business Systems PLC (ADR)(b)           21,306,323        20,855,625       1.7
                             133,100    +Department 56, Inc.                            2,953,023         5,057,800       0.4
                             132,000     Dover Downs Entertainment, Inc.                2,794,937         3,894,000       0.3
                             235,000    +Farah, Inc.                                    1,606,481         1,483,438       0.1
                              34,400     Fingerhut Companies, Inc.                        658,330           892,250       0.1
                             130,100    +Global DirectMail Corp.                        2,818,693         2,406,850       0.2
                             326,600    +HA-LO Industries, Inc.                         4,476,002        11,410,588       1.0
                             830,000     Heilig-Meyers Company                         12,066,876        11,671,875       1.0
                             295,400    +ITI Technologies, Inc.                         4,273,172         7,680,400       0.7
                              34,900    +Metromail Corp.                                  542,695         1,208,413       0.1
                           1,111,600    +Micro Warehouse, Inc.                         13,665,799        18,132,975       1.5
                              93,400    +New Horizons Worldwide, Inc.                   1,205,232         1,225,875       0.1
                             700,500    +Norton McNaughton, Inc. (d)                   10,056,577         3,371,156       0.3
                           1,284,800    +Paxson Communications Corporation             13,894,938        14,293,400       1.2
                                 500    +QuickResponse Services, Inc.                      17,205            26,750       0.0
                             543,300    +SITEL Corporation                              5,075,810         6,927,075       0.6
                             506,500    +Sodak Gaming, Inc.                             6,191,644         3,577,156       0.3
                             467,800     Unitog Company                                10,972,169        10,817,875       0.9
                             439,200    +Viking Office Products, Inc.                   8,648,861        10,156,500       0.9
                             651,600    +WMS Industries, Inc.                          12,651,543        20,403,225       1.7
                               3,300    +West Teleservices Corp.                           46,200            55,275       0.0
                                                                                   --------------    --------------     ------
                                                                                      166,810,881       187,508,118      15.7
------------------------------------------------------------------------------------------------------------------------------------
Energy
------------------------------------------------------------------------------------------------------------------------------------
                             222,200    +Barrett Resources Corp.                        6,950,418         7,763,113       0.6
                             559,900    +Benton Oil & Gas Co.                           8,510,720         6,193,894       0.5
                             385,000    +Forcenergy, Inc.                               8,623,882        10,202,500       0.9
                             135,400    +Key Energy Group, Inc.                         2,005,263         2,208,713       0.2
                             457,844    +Louis Dreyfus Natural Gas Corp.                7,397,649         8,355,653       0.7
                             140,000    +Plains Resources, Inc.                         1,461,553         2,380,000       0.2
                             308,391    +Plains Resources, Inc. (c)                     1,806,983         5,165,549       0.4
                             175,100    +Stone Energy Corporation                       6,163,019         6,839,844       0.6
                             341,700    +Tom Brown, Inc.                                4,564,569         7,645,537       0.7
                                                                                   --------------    --------------     ------
                                                                                       47,484,056        56,754,803       4.8
====================================================================================================================================

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

                             Shares                                                                        Value      Percent of
Sector*                       Held               Stocks                                   Cost           (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Financial Services
------------------------------------------------------------------------------------------------------------------------------------
                              80,050     American National Insurance Co.           $    6,324,332    $    7,814,881       0.7%
                             208,500    +The BISYS Group, Inc.                          6,611,599         7,349,625       0.6
                             160,130     Charter One Financial, Inc.                    2,619,886        10,718,702       0.9
                             111,500    +Civic Bancorp, Inc.                              575,298         2,048,813       0.2
                             173,500     HCC Insurance Holdings, Inc.                   2,877,363         3,990,500       0.3
                             147,000     National Data Corporation                      5,553,865         6,109,688       0.5
                             344,000     PXRE Corp.                                     7,458,860        10,664,000       0.9
                             105,990     Reliastar Financial Corp.                      1,347,361         4,882,164       0.4
                               1,400     Trenwick Group, Inc.                              51,275            52,500       0.0
                                                                                   --------------    --------------     ------
                                                                                       33,419,839        53,630,873       4.5
------------------------------------------------------------------------------------------------------------------------------------
Healthcare
------------------------------------------------------------------------------------------------------------------------------------
                             272,835    +AXYS Pharmaceuticals, Inc.                     2,547,239         2,319,098       0.2
                             143,200    +Biomatrix, Inc.                                2,138,507         4,278,100       0.4
                             267,100    +COR Therapeutics, Inc.                         2,579,398         3,305,363       0.3
                             273,700    +Cephalon, Inc.                                 2,738,179         3,831,800       0.3
                             188,800    +EndoSonics Corp.                               1,764,585         1,958,800       0.2
                             424,000    +Genome Therapeutics Corp.                      3,619,214         3,657,000       0.3
                             595,900    +HCIA, Inc. (d)                                 7,322,122         8,789,525       0.7
                             500,000    +Isolyser Company, Inc.                         3,047,185         1,312,500       0.1
                             454,600    +Magainin Pharmaceuticals, Inc.                 4,779,299         2,528,713       0.2
                             540,200    +Magellan Health Services, Inc.                13,710,500        14,045,200       1.2
                             704,500    +MedPartners, Inc.                              7,375,356         7,221,125       0.6
                             538,000    +NABI, Inc.                                     3,708,502         1,647,625       0.1
                             347,400    +NeoRx Corp.                                    2,201,611         1,856,419       0.2
                             167,500    +Neurogen Corporation                           2,228,092         2,575,313       0.2
                             236,700    +Ostex International, Inc.                      2,734,502           591,750       0.0
                             274,400    +Pharmaceutical Product Development, Inc.       3,539,578         6,414,100       0.5
                             574,500    +Ramsay Health Care, Inc. (d)                   3,830,632         1,795,313       0.2
                             300,850    +Scios, Inc.                                    1,387,073         3,666,609       0.3
                              93,000    +Sierra Health Services, Inc.                   2,866,480         3,708,375       0.3
                           1,065,000    +VISX, Inc. (d)                                24,162,305        26,625,000       2.2
                             568,300    +Vivus, Inc.                                   13,161,340         6,677,525       0.6
                                                                                   --------------    --------------     ------
                                                                                      111,441,699       108,805,253       9.1
------------------------------------------------------------------------------------------------------------------------------------
Integrated Oils
------------------------------------------------------------------------------------------------------------------------------------
                             176,800    +Basin Exploration, Inc.                        3,031,324         3,646,500       0.3
------------------------------------------------------------------------------------------------------------------------------------
Materials & Processing
------------------------------------------------------------------------------------------------------------------------------------
                             468,100    +ACX Technologies, Inc.                         9,970,461        11,205,144       0.9
                             500,000     Apogee Enterprises, Inc.                       5,946,645         6,625,000       0.6
                             580,252     BHA Group, Inc. (Class A) (d)                  7,083,104        10,372,005       0.9
                              42,700    +Cameron Ashley Building Products, Inc.           677,862           781,944       0.1
                             237,200     Castle (A.M.) & Company                        3,984,960         5,485,250       0.5
                             329,500    +Citation Corp.                                 4,725,918         7,393,156       0.6
                             705,000     Commonwealth Industries, Inc.                 12,360,443        12,293,437       1.0
                              16,700     Foamex International, Inc.                       220,425           293,294       0.0
                             302,700    +Giant Cement Holding, Inc.                     3,059,895         8,097,225       0.7

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

                             Shares                                                                        Value      Percent of
Sector*                       Held               Stocks                                   Cost           (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Materials & Processing (concluded)
------------------------------------------------------------------------------------------------------------------------------------
                             264,000     Inland Steel Industries, Inc.             $    7,692,626    $    7,293,000       0.6%
                             938,600    +Insituform Technologies, Inc. (Class A)        6,994,439        10,500,587       0.9
                              98,900    +Novamerican Steel, Inc.                        1,070,588         1,273,337       0.1
                             385,510    +Paxar Corp.                                    5,621,296         5,469,423       0.5
                             157,000     Quanex Corp.                                   4,307,020         4,719,812       0.4
                             208,900    +Ryerson Tull, Inc. (Class A)                   2,807,419         4,021,325       0.3
                             585,000    +Shiloh Industries, Inc.                        7,889,761        13,162,500       1.1
                             253,500    +Wolverine Tube, Inc.                           7,470,047        10,171,687       0.8
                             846,677    +Zemex Corporation (d)                          7,282,851         8,043,431       0.7
                                                                                   --------------    --------------     ------
                                                                                       99,165,760       127,201,557      10.7
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous
------------------------------------------------------------------------------------------------------------------------------------
                             425,000    +Dan River, Inc. (Class A)                      6,396,243         8,075,000       0.7
                             528,000    +Figgie International, Inc. (Class A)           7,351,804         7,260,000       0.6
                             346,600    +MasTec, Inc.                                   8,453,253        10,917,900       0.9
                           1,609,700     Mercer International, Inc. (d)                21,053,577        15,795,181       1.3
                             982,650    +Metromedia International Group, Inc.          11,475,786        14,923,997       1.2
                             235,800    +Primark Corporation                            6,336,889        10,080,450       0.9
                             147,900    +Waddell & Reed Financial, Inc.                 3,449,048         3,845,400       0.3
                                                                                   --------------    --------------     ------
                                                                                       64,516,600        70,897,928       5.9
------------------------------------------------------------------------------------------------------------------------------------
Producer Durables
------------------------------------------------------------------------------------------------------------------------------------
                             171,300     AGCO Corp.                                     4,212,749         5,085,469       0.4
                             178,700    +Allen Telecom, Inc.                            3,163,312         2,814,525       0.2
                             419,600     Applied Industrial Technologies, Inc.          8,937,144        11,302,975       1.0
                             586,200    +B.I., Inc. (d)                                 5,366,809         6,155,100       0.5
                             523,600    +Brown & Sharpe Manufacturing Company
                                         (Class A)                                      7,040,642         6,217,750       0.5
                             131,600    +CUNO, Incorporated                             1,809,500         2,895,200       0.2
                             808,800    +Comdial Corp. (d)                              4,965,675         8,896,800       0.8
                             317,000    +DONCASTERS PLC (ADR)(b)                        5,766,768         8,281,625       0.7
                             511,000    +ESCO Electronics Corporation                   8,934,284         8,431,500       0.7
                             162,450     General Cable Corp.                            3,411,450         7,371,169       0.6
                             107,100     Kennametal, Inc.                               4,825,389         5,636,137       0.5
                             225,200    +Nu Horizons Electronics Corp.                  1,738,264         1,460,281       0.1
                             149,600     Oakwood Homes Corp.                            3,232,033         5,479,100       0.5
                             272,100     Ryland Group, Inc.                             3,984,616         7,516,762       0.6
                              16,800    +Southern Energy Homes, Inc.                      203,337           203,700       0.0
                             522,400     Stewart & Stevenson Services, Inc.            12,162,255        12,570,250       1.1
                             518,750    +TALX Corp. (d)                                 4,385,624         2,528,906       0.2
                             216,800    +Toll Brothers, Inc.                            4,208,656         6,097,500       0.5
                             149,200    +Triumph Group, Inc.                            3,752,560         6,620,750       0.6
                                                                                   --------------    --------------     ------
                                                                                       92,101,067       115,565,499       9.7
====================================================================================================================================

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

                             Shares                                                                        Value      Percent of
Sector*                       Held               Stocks                                   Cost           (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Technology
------------------------------------------------------------------------------------------------------------------------------------
                             508,400    +Alpha Industries, Inc.                    $    3,385,459    $    7,848,425       0.7%
                             497,100    +Anixter International, Inc.                    7,849,509         9,165,281       0.8
                             629,700    +Ardent Software, Inc. (d)                      5,920,189         9,130,650       0.8
                             434,600    +Bell Industries, Inc.                          6,923,368         6,138,725       0.5
                             427,388    +Boole & Babbage, Inc.                          1,352,577        10,470,994       0.9
                             442,100    +Brite Voice Systems, Inc.                      5,650,961         4,255,212       0.3
                             473,300    +Business Objects S.A. (ADR)(b)                 5,908,381         7,158,662       0.6
                           1,082,500    +CHS Electronics, Inc.                         15,596,087        20,296,875       1.7
                             833,150    +C.P. Clare Corp. (d)                           7,758,336        11,559,956       1.0
                             142,700    +Cylink Corporation                             1,955,715         2,060,231       0.2
                             552,800    +DII Group, Inc.                                6,041,762        11,885,200       1.0
                             684,600    +DSP Communications, Inc.                       6,176,523        11,680,987       1.0
                             187,000    +Hadco Corporation                              7,803,236         7,409,875       0.6
                             220,160    +Harbinger Corp.                                4,402,009         8,311,040       0.7
                              65,400    +Harmonic Lightwaves, Inc.                        999,966         1,054,575       0.1
                             536,000    +IKOS Systems, Inc.                             4,698,851         3,618,000       0.3
                              26,200    +Identix, Inc.                                    224,010           222,700       0.0
                             512,700    +Learning Company, Inc. (The)                   6,571,267        11,856,187       1.0
                             236,900    +MathSoft, Inc.                                 1,247,850           814,344       0.1
                           1,183,500    +Mentor Graphics Corporation                   12,093,439        11,613,094       1.0
                             849,100    +Network Equipment Technologies, Inc.          12,073,349        13,797,875       1.1
                             661,550    +Phoenix Technologies Ltd.                      9,038,406         7,938,600       0.7
                             541,600    +Planar Systems, Inc. (d)                       6,312,648         6,905,400       0.6
                             277,000    +Software Spectrum, Inc. (d)                    5,550,546         6,024,750       0.5
                             151,717    +Sterling Commerce, Inc.                        3,430,396         7,035,876       0.6
                             134,700    +Storage Technology Corp.                       2,591,422        10,245,619       0.8
                           1,178,800    +Structural Dynamics Research Corp.            22,796,679        29,322,650       2.4
                           1,093,500    +Sybase, Inc.                                  16,386,324        10,559,109       0.9
                             709,300     Texlon Corp.                                   9,253,708        18,796,450       1.6
                              55,000    +Wang Laboratories, Inc.                          979,551         1,701,562       0.1
                             431,700    +Wonderware Corporation                         7,272,884        10,306,837       0.8
                                                                                   --------------    --------------     ------
                                                                                      208,245,408       279,185,741      23.4
------------------------------------------------------------------------------------------------------------------------------------
Utilities
------------------------------------------------------------------------------------------------------------------------------------
                             524,800    +Applied Digital Access, Inc.                   3,912,965         4,198,400       0.4
====================================================================================================================================
                                         Total Stocks                                 879,389,213     1,063,632,597      89.2
====================================================================================================================================

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

                             Face                                                                          Value      Percent of
                            Amount               Issue                                    Cost           (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper**      $ 25,000,000     Atlantic Asset Securitization Corp.,
                                         5.55% due 4/14/1998                       $   24,949,896    $   24,949,896       2.1%
                          20,000,000     Falcon Asset Securitization Corp., 5.60%
                                         due 4/24/1998                                 19,928,445        19,928,445       1.7
                          24,526,000     General Motors Acceptance Corp., 6.13%
                                         due 4/01/1998                                 24,526,000        24,526,000       2.0
                          17,638,000     Park Avenue Receivables Corp., 5.58% due
                                         4/01/1998                                     17,638,000        17,638,000       1.5
                          20,000,000     Republic Industries, Inc., 5.56% due
                                         4/02/1998                                     19,996,911        19,996,911       1.7
`                         20,000,000     Riverwoods Funding Corp., 5.55% due
                                         4/15/1998                                     19,956,833        19,956,833       1.7
====================================================================================================================================
                                         Total Short-Term Securities                  126,996,085       126,996,085      10.7
====================================================================================================================================
Total Investments                                                                  $1,006,385,298     1,190,628,682      99.9
                                                                                   ==============

Other Assets Less Liabilities                                                                             1,275,362       0.1
                                                                                                     --------------     ------
Net Assets                                                                                           $1,191,904,044     100.0%
                                                                                                     ==============     ======
====================================================================================================================================

+   Non-income producing security.
* Holdings are classified into the economic sectors found in the Russell 2000 Index.
** Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a) Security represents 14.5% cumulative preferred stock. For each share of preferred stock, the Fund will receive an annual dividend of approximately
    9.43 shares of common stock.
(b) American Depositary Receipts (ADR).
(c) The security may be sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Investment in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------
                                                Net Share       Net     Dividend
Sector                      Affiliate           Activity       Cost      Income
--------------------------------------------------------------------------------
Auto &               Landair Services, Inc.    $(201,800)  $(2,065,321)       ++
  Transportation
Auto &               Walbro Corp.                 44,800       917,412  $165,960
  Transportation
Consumer             Au Bon Pain Company, Inc.   390,700     2,868,609        ++
  Discretionary        (Class A)
Consumer             Norton McNaughton, Inc.          --            --        ++
  Discretionary
Healthcare           HCIA, Inc.                  595,900     7,322,122        ++
Healthcare           Ramsay Health Care, Inc.         --            --        ++
Healthcare           VISX, Inc.                  596,200    12,667,726        ++
Materials &          BHA Group, Inc. (Class A)    50,932      (28,157)        ++
  Processing
Materials &          Zemex Corporation            16,601            --        ++
  Processing
Miscellaneous        Mercer International, Inc.  172,000     1,697,100    43,131
Producer Durables    B.I., Inc.                  183,200     1,300,217        ++
Producer Durables    Comdial Corp.                27,500       175,312        ++
Producer Durables    TALX Corp.                   55,500       387,000        ++
Technology           Ardent Software, Inc.       629,700     5,920,189        ++
Technology           C.P. Clare Corp.             90,600     1,396,538        ++
Technology           Planar Systems, Inc.        251,600     2,721,212        ++
Technology           Software Spectrum, Inc.     (96,400)   (2,409,021)       ++
--------------------------------------------------------------------------------
++ Non-income producing security.

See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.      March 31, 1998

FINANCIAL INFORMATION

-----------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of March 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------
Assets:           Investments, at value (identified cost--$1,006,385,298) (Note 1a)..........                        $1,190,628,682
                  Receivables:
                     Securities sold.........................................................   $    5,280,294
                     Capital shares sold.....................................................        4,510,129
                     Dividends...............................................................            6,940            9,797,363
                                                                                                --------------
                  Prepaid registration fees and other assets (Note 1e).......................                               126,244
                                                                                                                     --------------
                  Total assets...............................................................                         1,200,552,289
                                                                                                                     --------------
===================================================================================================================================
Liabilities:      Payables:
                     Securities purchased....................................................        4,114,232
                     Capital shares redeemed.................................................        2,715,304
                     Investment adviser (Note 2).............................................          762,524
                     Distributor (Note 2)....................................................          605,775            8,197,835
                                                                                                --------------
                  Accrued expenses and other liabilities.....................................                               450,410
                                                                                                                     --------------
                  Total liabilities..........................................................                             8,648,245
                                                                                                                     --------------
===================================================================================================================================
Net Assets:       Net assets.................................................................                        $1,191,904,044
                                                                                                                     ==============
===================================================================================================================================
Net Assets        Class A Shares of Common Stock, $0.10 par value, 100,000,000 shares
Consist of:       authorized.................................................................                        $    1,798,336
                  Class B Shares of Common Stock, $0.10 par value, 100,000,000 shares
                  authorized.................................................................                             2,907,328
                  Class C Shares of Common Stock, $0.10 par value, 100,000,000 shares
                  authorized.................................................................                               336,857
                  Class D Shares of Common Stock, $0.10 par value, 100,000,000 shares
                  authorized.................................................................                               519,635
                  Paid-in capital in excess of par...........................................                           943,552,513
                  Undistributed realized capital gains on investments--net...................                            58,545,991
                  Unrealized appreciation on investments--net................................                           184,243,384
                                                                                                                     --------------
                  Net assets.................................................................                        $1,191,904,044
                                                                                                                     ==============
===================================================================================================================================
Net Asset Value:  Class A--Based on net assets of $396,198,106 and 17,983,361 shares
                           outstanding.......................................................                        $        22.03
                                                                                                                     ==============
                  Class B--Based on net assets of $611,363,727 and 29,073,279 shares
                           outstanding.......................................................                        $        21.03
                                                                                                                     ==============
                  Class C--Based on net assets of $70,158,953 and 3,368,566 shares
                           outstanding.......................................................                        $        20.83
                                                                                                                     ==============
                  Class D--Based on net assets of $114,183,258 and 5,196,347 shares
                           outstanding.......................................................                        $        21.97
                                                                                                                     ==============
===================================================================================================================================

                  See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

--------------------------------------------------------------------------------------------------------------------------
Statement of Operations for the Year Ended March 31, 1998
--------------------------------------------------------------------------------------------------------------------------
Investment           Interest and discount earned ......................................................    $    5,676,368
Income               Dividends (net of $4,275 foreign withholding tax) .................................         2,607,177
                                                                                                            --------------
(Notes 1c & 1d):     Total income ......................................................................         8,283,545
                                                                                                            --------------
==========================================================================================================================
Expenses:            Investment advisory fees (Note 2) .................................................         6,981,534
                     Account maintenance and distribution fees--Class B (Note 2) .......................         4,795,850
                     Transfer agent fees--Class B (Note 2) .............................................         1,099,578
                     Transfer agent fees--Class A (Note 2) .............................................           666,546
                     Account maintenance and distribution fees--Class C (Note 2) .......................           493,922
                     Registration fees (Note 1e) .......................................................           202,784
                     Account maintenance fees--Class D (Note 2) ........................................           184,325
                     Transfer agent fees--Class D (Note 2) .............................................           151,674
                     Transfer agent fees--Class C (Note 2) .............................................           117,986
                     Printing and shareholder reports ..................................................           110,193
                     Custodian fees ....................................................................           103,708
                     Accounting services (Note 2) ......................................................            98,897
                     Professional fees .................................................................            73,285
                     Directors' fees and expenses ......................................................            32,023
                     Pricing fees ......................................................................               822
                     Other .............................................................................            12,567
                                                                                                            --------------
                     Total expenses ....................................................................        15,125,694
                                                                                                            --------------
                     Investment loss--net ..............................................................        (6,842,149)
                                                                                                            --------------
==========================================================================================================================
Realized &           Realized gain on investments--net .................................................       123,972,911
Unrealized Gain on   Change in unrealized appreciation on investments--net .............................       165,606,065
Investments--Net                                                                                            --------------
(Notes 1b, 1d & 3):  Net Increase in Net Assets Resulting from Operations ..............................    $  282,736,827
                                                                                                            ==============
==========================================================================================================================

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.      March 31, 1998

-----------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the Year
                                                                                                       Ended March 31,
                                                                                             --------------------------------
Increase (Decrease) in Net Assets:                                                                  1998             1997
=============================================================================================================================
Operations:          Investment loss--net ................................................   $   (6,842,149)   $   (1,854,279)
                     Realized gain on investments--net ...................................      123,972,911       129,452,799
                     Change in unrealized appreciation on investments--net ...............      165,606,065       (31,593,968)
                                                                                             --------------    --------------
                     Net increase in net assets resulting from operations ................      282,736,827        96,004,552
                                                                                             --------------    --------------
=============================================================================================================================
Dividends &          Investment income--net:
Distributions to        Class A ..........................................................               --          (626,240)
Shareholders            Class D ..........................................................               --           (58,931)
(Note 1f):           Realized gain on investments--net:
                        Class A ..........................................................      (39,789,579)      (37,231,113)
                        Class B ..........................................................      (57,233,633)      (59,362,677)
                        Class C ..........................................................       (5,666,588)       (5,770,673)
                        Class D ..........................................................       (8,409,567)       (5,290,682)
                                                                                             --------------    --------------
                     Net decrease in net assets resulting from dividends and
                     distributions to shareholders .......................................     (111,099,367)     (108,340,316)
                                                                                             --------------    --------------
=============================================================================================================================
Capital Shares       Net increase in net assets derived from capital share transactions ..      387,703,762       101,712,227
Transactions                                                                                 --------------    --------------
(Note 4):
=============================================================================================================================
Net Assets:          Total increase in net assets ........................................      559,341,222        89,376,463
                     Beginning of year ...................................................      632,562,822       543,186,359
                                                                                             --------------    --------------
                     End of year .........................................................   $1,191,904,044    $  632,562,822
                                                                                             ==============    ==============
=============================================================================================================================

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

------------------------------------------------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------------------------------------------------
                                                                                         Class A++
The following per share data and ratios have been derived        -------------------------------------------------------
from information provided in the financial statements.                          For the Year Ended March 31,
                                                                 -------------------------------------------------------
Increase (Decrease) in Net Asset Value:                             1998        1997        1996        1995       1994
========================================================================================================================
Per Share            Net asset value, beginning of year .......  $  17.59    $  17.77    $  15.63    $  15.88    $ 15.32
Operating                                                        --------    --------    --------    --------    -------
Performance:         Investment income (loss)--net ............      (.03)        .06         .24         .16        .10
                     Realized and unrealized gain on
                     investments--net .........................      7.20        3.01        2.72        1.09       1.87
                                                                 --------    --------    --------    --------    -------
                     Total from investment operations .........      7.17        3.07        2.96        1.25       1.97
                                                                 --------    --------    --------    --------    -------
                     Less dividends and distributions:
                        Investment income--net ................        --        (.06)       (.23)       (.10)       .00+
                        Realized gain on investments--net .....     (2.73)      (3.19)       (.59)      (1.40)     (1.41)
                                                                 --------    --------    --------    --------    -------
                     Total dividends and distributions ........     (2.73)      (3.25)       (.82)      (1.50)     (1.41)
                                                                 --------    --------    --------    --------    -------
                     Net asset value, end of year .............  $  22.03    $  17.59    $  17.77    $  15.63    $ 15.88
                                                                 ========    ========    ========    ========    =======
========================================================================================================================
Total Investment     Based on net asset value per share .......     43.18%      17.62%      19.56%       8.85%     13.14%
Return:*                                                         ========    ========    ========    ========    =======
========================================================================================================================
Ratios to Average    Expenses .................................      1.02%       1.10%       1.12%       1.15%      1.17%
Net Assets:                                                      ========    ========    ========    ========    =======
                     Investment income (loss)--net ............      (.13%)       .34%       1.43%       1.04%       .62%
                                                                 ========    ========    ========    ========    =======
========================================================================================================================
Supplemental         Net assets, end of year (in thousands) ...  $396,198    $223,492    $181,297    $106,506    $78,804
Data:                                                            ========    ========    ========    ========    =======
                     Portfolio turnover .......................     67.02%      97.87%      60.37%      59.79%     68.70%
                                                                 ========    ========    ========    ========    =======
                     Average commission rate paid+++ ..........  $  .0523    $  .0514    $  .0503          --         --
                                                                 ========    ========    ========    ========    =======
========================================================================================================================

                *    Total investment returns exclude the effects of sales
                     loads.
                +    Amount is less than $.01 per share.
                ++   Based on average shares outstanding.
                +++  For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

-------------------------------------------------------------------------------------------------------------------------
Financial Highlights (continued)
-------------------------------------------------------------------------------------------------------------------------
                                                                                        Class B++
The following per share data and ratios have been derived        --------------------------------------------------------
from information provided in the financial statements.                         For the Year Ended March 31,
                                                                 --------------------------------------------------------
Increase (Decrease) in Net Asset Value:                            1998        1997        1996        1995        1994
=========================================================================================================================

Per Share            Net asset value, beginning of year .......  $  16.91    $  17.21    $  15.16    $  15.49    $  15.01
Operating                                                        --------    --------    --------    --------    --------
Performance:         Investment income (loss)--net ............      (.23)       (.12)        .07         .00+       (.06)
                     Realized and unrealized gain on
                     investments--net .........................      6.90        2.90        2.64        1.06        1.83
                                                                 --------    --------    --------    --------    --------
                     Total from investment operations .........      6.67        2.78        2.71        1.06        1.77
                                                                 --------    --------    --------    --------    --------
                     Less dividends and distributions:
                        Investment income--net ................        --          --        (.07)        .00+        .00+
                        Realized gain on investments--net .....     (2.55)      (3.08)       (.59)      (1.39)      (1.29)
                                                                 --------    --------    --------    --------    --------
                     Total dividends and distributions ........     (2.55)      (3.08)       (.66)      (1.39)      (1.29)
                                                                 --------    --------    --------    --------    --------
                     Net asset value, end of year .............  $  21.03    $  16.91    $  17.21    $  15.16    $  15.49
                                                                 ========    ========    ========    ========    ========
=========================================================================================================================
Total Investment     Based on net asset value per share .......     41.72%      16.44%      18.37%       7.70%      12.03%
Return:*                                                         ========    ========    ========    ========    ========
=========================================================================================================================
Ratios to Average    Expenses .................................      2.05%       2.13%       2.15%       2.20%       2.19%
Net Assets:                                                      ========    ========    ========    ========    ========
                     Investment income (loss)--net ............     (1.16%)      (.68%)       .44%        .02%       (.41%)
                                                                 ========    ========    ========    ========    =======
=========================================================================================================================
Supplemental         Net assets, end of year (in thousands) ...  $611,364    $337,716    $310,174    $237,359    $112,768
Data:                                                            ========    ========    ========    ========    ========
                     Portfolio turnover .......................     67.02%      97.87%      60.37%      59.79%      68.70%
                                                                 ========    ========    ========    ========    ========
                     Average commission rate paid+++ ..........  $  .0523    $  .0514    $  .0503          --          --
                                                                 ========    ========    ========    ========    ========
=========================================================================================================================

                *    Total investment returns exclude the effects of sales
                     loads.
                +    Amount is less than $.01 per share.
                ++   Based on average shares outstanding.
                +++  For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

---------------------------------------------------------------------------------------------------------
Financial Highlights (continued)
---------------------------------------------------------------------------------------------------------
                                                                                Class C++
                                                                 ----------------------------------------
                                                                                                  For the
                                                                                                   Period
The following per share data and ratios have been derived                 For the Year            Oct. 21,
from information provided in the financial statements.                   Ended March 31,          1994+ to
                                                                 ----------------------------     March 31,
Increase (Decrease) in Net Asset Value:                            1998       1997       1996       1995
=========================================================================================================
Per Share            Net asset value, beginning of period .....  $ 16.77    $ 17.10    $ 15.10    $ 15.06
Operating                                                        -------    -------    -------    -------
Performance:         Investment income (loss)--net ............     (.23)      (.13)       .06        .01
                     Realized and unrealized gain on
                     investments--net .........................     6.84       2.89       2.63        .65
                                                                 -------    -------    -------    -------
                     Total from investment operations .........     6.61       2.76       2.69        .66
                                                                 -------    -------    -------    -------
                     Less dividends and distributions:
                        Investment income--net ................       --         --       (.10)      (.06)
                        Realized gain on investments--net .....    (2.55)     (3.09)      (.59)      (.56)
                                                                 -------    -------    -------    -------
                     Total dividends and distributions ........    (2.55)     (3.09)      (.69)      (.62)
                                                                 -------    -------    -------    -------
                     Net asset value, end of period ...........  $ 20.83    $ 16.77    $ 17.10    $ 15.10
                                                                 =======    =======    =======    =======
=========================================================================================================
Total Investment     Based on net asset value per share .......    41.74%     16.39%     18.34%      4.82%#
Return:**                                                        =======    =======    =======    =======
=========================================================================================================
Ratios to Average    Expenses .................................     2.06%      2.14%      2.16%      2.41%*
Net Assets:                                                      =======    =======    =======    =======
                     Investment income (loss)--net ............    (1.17%)     (.70%)      .36%       .14%*
                                                                 =======    =======    =======    =======
=========================================================================================================
Supplemental         Net assets, end of period (in thousands) .  $70,159    $31,182    $26,920    $11,434
Data:                                                            =======    =======    =======    =======
                     Portfolio turnover .......................    67.02%     97.87%     60.37%     59.79%
                                                                 =======    =======    =======    =======
                     Average commission rate paid+++ ..........  $ .0523    $ .0514    $ .0503         --
                                                                 =======    =======    =======    =======
=========================================================================================================

                *    Annualized.
                **   Total investment returns exclude the effects of sales
                     loads.
                +    Commencement of operations.
                ++   Based on average shares outstanding.
                +++  For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission
                     rate per share for purchases and sales of equity
                     securities.
                #    Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

---------------------------------------------------------------------------------------------------------
Financial Highlights (continued)
---------------------------------------------------------------------------------------------------------
                                                                                Class D++
                                                                 ----------------------------------------
                                                                                                  For the
                                                                                                   Period
The following per share data and ratios have been derived                 For the Year            Oct. 21,
from information provided in the financial statements.                   Ended March 31,          1994+ to
                                                                 ----------------------------     March 31,
Increase (Decrease) in Net Asset Value:                            1998       1997       1996       1995
=========================================================================================================
Per Share            Net asset value, beginning of period .....  $ 17.56    $ 17.74    $ 15.61    $ 15.52
Operating                                                        -------    -------    -------    -------
Performance:         Investment income (loss)--net ............     (.08)       .01        .19        .07
                     Realized and unrealized gain on
                     investments--net .........................     7.18       3.02       2.73        .66
                                                                 -------    -------    -------    -------
                     Total from investment operations .........     7.10       3.03       2.92        .73
                                                                 -------    -------    -------    -------
                     Less dividends and distributions:
                        Investment income--net ................       --       (.04)      (.20)      (.08)
                        Realized gain on investments--net .....    (2.69)     (3.17)      (.59)      (.56)
                                                                 -------    -------    -------    -------
                     Total dividends and distributions ........    (2.69)     (3.21)      (.79)      (.64)
                                                                 -------    -------    -------    -------
                     Net asset value, end of period ...........  $ 21.97    $ 17.56    $ 17.74    $ 15.61
                                                                 =======    =======    =======    =======
=========================================================================================================
Total Investment     Based on net asset value per share .......    42.80%     17.38%     19.26%      5.13%#
Return:**                                                        =======    =======    =======    =======
=========================================================================================================
Ratios to Average    Expenses .................................     1.27%      1.35%      1.37%      1.61%*
Net Assets:                                                      =======    =======    =======    =======
                     Investment income (loss)--net ............     (.39%)      .07%      1.15%       .95%*
                                                                 =======    =======    =======    =======
=========================================================================================================
Supplemental         Net assets, end of period (in thousands) .  $114,183   $40,173    $24,795    $11,037
Data:                                                            =======    =======    =======    =======
                     Portfolio turnover .......................    67.02%     97.87%     60.37%     59.79%
                                                                 =======    =======    =======    =======
                     Average commission rate paid+++ ..........  $ .0523    $ .0514    $ .0503         --
                                                                 =======    =======    =======    =======
=========================================================================================================

                *    Annualized.
                **   Total investment returns exclude the effects of sales
                     loads.
                +    Commencement of operations.
                ++   Based on average shares outstanding.
                +++  For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission
                     rate per share for purchases and sales of equity
                     securities.
                #    Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Special Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded in the NASDAQ National Market System are valued at the last sale price, or lacking any sales, at the closing bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund is authorized to write put and covered call options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

    Written and purchased options are non-income producing investments.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--The Fund may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accord ingly, current year's permanent book/tax differences of $6,842,149 have been reclassified between undistributed net realized capital gains and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                            Account               Distribution
                         Maintenance Fee              Fee
--------------------------------------------------------------------------------
Class B .............        0.25%                   0.75%
Class C .............        0.25%                   0.75%
Class D .............        0.25%                     --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

For the year ended March 31, 1998, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                               MLFD          MLPF&S
--------------------------------------------------------------------------------
Class A ...............................      $ 2,430        $ 33,772
Class D ...............................      $28,752        $389,882
--------------------------------------------------------------------------------

For the year ended March 31, 1998, MLPF&S received contingent deferred sales charges of $989,090 and $17,130 relating to transactions in Class B and Class C Shares, respectively.

Furthermore, MLPF&S received contingent deferred sales charges of $10,209 relating to transactions subject to front-end sales charge waivers in Class A Shares.

In addition, MLPF&S received $75,023 in commissions on the execution of portfolio security transactions for the Fund for the year ended March 31, 1998.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended March 31, 1998 were $748,299,027 and $564,122,193, respectively. Net realized gains for the year ended March 31, 1998 and net unrealized gains as of March 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                          Realized       Unrealized
                                            Gains          Gains
--------------------------------------------------------------------------------
Long-term investments ...............   $123,972,911    $184,243,384
                                        ------------    ------------
Total ...............................   $123,972,911    $184,243,384
                                        ============    ============
--------------------------------------------------------------------------------

As of March 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $181,993,284, of which $242,340,779 related to appreciated securities and $60,347,495 related to depreciated securities. At March 31, 1998, the aggregate cost of investments for Federal income tax purposes was $1,008,635,398.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $387,703,762 and $101,712,227 for the years ended March 31, 1998 and March 31,
1997, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended March 31, 1998                                  Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................      12,330,033    $ 257,288,064
Shares issued to shareholders
in reinvestment of
distributions ................................       1,893,034       37,311,964
                                                 -------------    -------------
Total issued .................................      14,223,067      294,600,028
Shares redeemed ..............................      (8,945,193)    (182,429,269)
                                                 -------------    -------------
Net increase .................................       5,277,874    $ 112,170,759
                                                 =============    =============
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended March 31, 1997                                  Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................       7,513,048    $ 138,984,315
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................       1,927,288       34,582,403
                                                 -------------    -------------
Total issued .................................       9,440,336      173,566,718
Shares redeemed ..............................      (6,938,582)    (127,615,134)
                                                 -------------    -------------
Net increase .................................       2,501,754    $  45,951,584
                                                 =============    =============
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended March 31, 1998                                  Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................      14,692,305    $ 296,696,571
Shares issued to shareholders
in reinvestment of
distributions ................................       2,741,379       51,728,861
                                                 -------------    -------------
Total issued .................................      17,433,684      348,425,432
Automatic conversion
of shares ....................................        (436,386)      (8,419,272)
Shares redeemed ..............................      (7,898,958)    (154,918,900)
                                                 -------------    -------------
Net increase .................................       9,098,340    $ 185,087,260
                                                 =============    =============
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended March 31, 1997                                  Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................       6,630,575    $ 119,062,202
Shares issued to shareholders
in reinvestment of
distributions ................................       3,035,511       52,574,409
                                                 -------------    -------------
Total issued .................................       9,666,086      171,636,611
Automatic conversion
of shares ....................................         (99,241)      (1,783,849)
Shares redeemed ..............................      (7,614,216)    (135,651,522)
                                                 -------------    -------------
Net increase .................................       1,952,629    $  34,201,240
                                                 =============    =============
--------------------------------------------------------------------------------

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended March 31, 1998                                  Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................       3,631,060    $  72,740,230
Shares issued to shareholders
in reinvestment of
distributions ................................         279,505        5,227,949
                                                 -------------    -------------
Total issued .................................       3,910,565       77,968,179
Shares redeemed ..............................      (2,401,343)     (47,574,675)
                                                 -------------    -------------
Net increase .................................       1,509,222    $  30,393,504
                                                 =============    =============
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended March 31, 1997                                  Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................       1,075,754    $  19,224,090
Shares issued to shareholders
in reinvestment of
distributions ................................         299,448        5,144,748
                                                 -------------    -------------
Total issued .................................       1,375,202       24,368,838
Shares redeemed ..............................      (1,090,217)     (19,334,519)
                                                 -------------    -------------
Net increase .................................         284,985    $   5,034,319
                                                 =============    =============
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended March 31, 1998                                  Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................       6,877,672    $ 144,426,705
Automatic conversion
of shares ....................................         418,523        8,419,272
Shares issued to shareholders
in reinvestment of
distributions ................................         388,550        7,643,351
                                                 -------------    -------------
Total issued .................................       7,684,745      160,489,328
Shares redeemed ..............................      (4,776,420)    (100,437,089)
                                                 -------------    -------------
Net increase .................................       2,908,325    $  60,052,239
                                                 =============    =============
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended March 31, 1997                                  Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................       2,128,192    $  39,663,904
Automatic conversion
of shares ....................................          95,817        1,783,849
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................         262,004        4,695,473
                                                 -------------    -------------
Total issued .................................       2,486,013       46,143,226
Shares redeemed ..............................      (1,595,340)     (29,618,142)
                                                 -------------    -------------
Net increase .................................         890,673    $  16,525,084
                                                 =============    =============
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Special Value Fund, Inc :

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Special Value Fund, Inc. as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Special Value Fund, Inc. as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 8, 1998

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

IMPORTANT TAX INFORMATION (unaudited)

The following information summarizes all per share distributions paid by Merrill Lynch Special Value Fund, Inc. during its taxable year ended March 31, 1998:

==================================================================================================================
                                                    Domestic            Domestic            Total       Long-Term
                      Record       Payable         Qualifying        Non-Qualifying       Ordinary       Capital
                       Date         Date         Ordinary Income     Ordinary Income       Income         Gains
==================================================================================================================
Class A Shares:      7/02/97       7/11/97          $0.042479           $0.902554        $0.945033     $0.580698*
                    12/09/97      12/17/97          $0.038996           $0.647656        $0.686652     $0.516027**
------------------------------------------------------------------------------------------------------------------
Class B Shares:      7/02/97       7/11/97          $0.040343           $0.857155        $0.897498     $0.580698*
                    12/09/97      12/17/97          $0.031443           $0.522206        $0.553649     $0.516027**
------------------------------------------------------------------------------------------------------------------
Class C Shares:      7/02/97       7/11/97          $0.040268           $0.855557        $0.895825     $0.580698*
                    12/09/97      12/17/97          $0.031793           $0.528019        $0.559812     $0.516027**
------------------------------------------------------------------------------------------------------------------
Class D Shares:      7/02/97       7/11/97          $0.042049           $0.893402        $0.935451     $0.580698*
                    12/09/97      12/17/97          $0.037219           $0.618140        $0.655359     $0.516027**
------------------------------------------------------------------------------------------------------------------

The domestic qualifying ordinary income qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

* All of this long-term capital gain distribution is subject to the 28% tax rate.

** Of this long-term gain distribution, 56.58% is subject to the 28% tax rate and 43.42% is subject to the 20% tax rate.

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Daniel V. Szemis, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Merrill Lynch Special Value Fund, Inc.                            March 31, 1998

PORTFOLIO INFORMATION (unaudited)

As of March 31, 1998

                                           Percent of
Top Ten Equity Holdings                    Net Assets

Structural Dynamics Research Corp........     2.4%
VISX, Inc................................     2.2
Danka Business Systems PLC (ADR).........     1.7
WMS Industries, Inc......................     1.7
CHS Electronics, Inc.....................     1.7
Texlon Corp..............................     1.6
Micro Warehouse, Inc.....................     1.5
Mercer International, Inc................     1.3
Metromedia International Group, Inc......     1.2
Paxson Communications Corporation........     1.2

Sectors Represented                        Percent of
in the Portfolio                           Net Assets

Technology...............................    23.4%
Consumer Discretionary...................    15.7
Materials & Processing...................    10.7
Producer Durables........................     9.7
Healthcare...............................     9.1
Miscellaneous............................     5.9
Energy...................................     4.8
Auto & Transportation....................     4.7
Financial Services.......................     4.5
Utilities................................     0.4
Integrated Oils..........................     0.3

Equity Portfolio Changes for the Quarter
Ended March 31, 1998

Additions

 AXYS Pharmaceuticals, Inc.
 Ardent Software, Inc.
 Barrett Resources Corp.
 Basin Exploration, Inc.
 Boise Cascade Office Products Corp.
 Callaway Golf Company
 Cameron Ashley Building Products, Inc.
*Coram Healthcare Corp.
 Danka Business Systems PLC (ADR)
 EndoSonics Corp.
 Fingerhut Companies, Inc.
 Foamex International Inc.
 Forcenergy, Inc.
 HCC Insurance Holdings, Inc.
 Hadco Corporation
 Harmonic Lightwaves, Inc.
 Inland Steel Industries, Inc.
 Key Energy Group Inc.
 MedPartners, Inc.
*Newpark Resources, Inc.
 Paxar Corp.
 Southern Energy Homes, Inc.
 Stone Energy Corporation
 Trenwick Group, Inc.
 Waddell & Reed Financial, Inc.
 West Teleservices Corp.

Deletions

 Catalina Marketing Corporation
 Cincinnati Milacron, Inc.
*Coram Healthcare Corp.
 Emerson Electric Co.
 FirstFed Financial Corp.
 Gilead Sciences, Inc.
 Haven Bancorp, Inc.
*Newpark Resources, Inc.
 Physician Computer Network, Inc.
 Platinum Technology, Inc.
 Sano Corporation
 Sequana Therapeutics, Inc.
 VMark Software, Inc.
 Vanstar Corporation
 Veterinary Centers of America, Inc.

*Added and deleted in the same quarter.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Special Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #10253--3/98


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